                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSR

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of Registrant as specified in charter)

                                   ----------

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2010

                     DATE OF REPORTING PERIOD: JULY 31, 2010

ITEM 1. REPORTS TO STOCKHOLDERS.

                       THE ADVISORS' INNER CIRCLE FUND II

GRT CAPITAL PARTNERS, L.L.C.

GRT VALUE FUND

ANNUAL REPORT                                                      JULY 31, 2010

                                                    INVESTMENT ADVISER:

                                                    GRT CAPITAL PARTNERS, L.L.C.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

                               TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedule of Investments ...................................................    4
Statement of Assets and Liabilities .......................................   11
Statement of Operations ...................................................   12
Statement of Changes in Net Assets ........................................   13
Financial Highlights ......................................................   14
Notes to Financial Statements .............................................   15
Report of Independent Registered Public Accounting Firm ...................   23
Trustees and Officers of The Advisors' Inner Circle Fund II ...............   24
Disclosure of Fund Expenses ...............................................   32
Notice to Shareholders ....................................................   34

The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-GRT-4GRT; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

SHAREHOLDERS' LETTER

Dear Shareholders:

We are pleased to provide you with this annual report for the GRT Value Fund (the "Fund"), which covers the period from August 1, 2009 through July 31, 2010.

During the past year, the Fund's value rose 22.64% compared to an increase of 18.43% for the Russell 2000 Index.

We believe that good portfolio management requires striking a balance between capital appreciation and capital preservation. When we measure the favorable advance in the past year in the investments we manage (and the broad market) against the many risks of an economic or geopolitical "hiccup", we tend to lean towards capital preservation. When, on the other hand, we see an opportunity to slowly accumulate our preferred names during a declining market, we will allocate capital to lay the foundation for capital appreciation. The last twelve months challenged active investors with both of these environments.

The first half of the period was a continuation of the equity advance which started in March, 2009. The advance had matured and speculation in smaller, lower quality names had taken hold. Our Fund, which is generally invested in a diversified basket of higher quality names with attractive valuations, only modestly participated in the rally of those low quality names. Starting in 2010, those lower quality names, which had advanced primarily on momentum, struggled. On a relative basis, the Fund performed well during that period.

The second half of the period included a number of difficult market environments. The sell-off in May, 2010, for example, was broad and severe as almost 90% of equities fell during that month. For a broadly diversified equity fund like ours, this posed some challenges. The one upside of declining markets is the opportunity that they create. In a broad sell-off, many fundamentally sound companies get caught in the collapse. With minimal change in the underlying fundamentals, we found that many attractive companies went on sale during the period. Our strategy during these markets is to patiently accumulate our preferred names at those attractive valuations.

The mix of capital preservation and capital appreciation combined to help the Fund outperform the index during the period.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

Looking forward we are generally more bullish on the prospects for the market, but there is no denying that we are in a volatile period with a number of disconnects. Unemployment and excess capacity are working to keep inflation in check in the short-term. However, expansive Federal Reserve policy and the questionable policy of essentially monetizing GSE (government sponsored enterprises) Fannie Mae (FNM) & Freddie Mac (FRE) debt is likely to lead to significantly higher inflation and interest rates in the intermediate to longer term. We expect that our portfolio of higher quality names, accumulated at attractive valuations will help us to navigate the volatility and rapidly changing sentiment we expect to see over the next few months.

This is a strategy that the adviser has employed for more than 9 years, and we believe that our investment philosophy will provide us with an edge in this market, and give our investors a good chance to preserve and grow real wealth.

GRT Value Fund

Rudy Kluiber, CFA
Greg Fraser, CFA
Tim Krochuk, CFA

THIS REPRESENTS THE MANAGER'S ASSESSMENT OF THE FUND AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

                      DEFINITION OF THE COMPARATIVE INDEX

THE RUSSELL 2000 INDEX is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000 Index.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

Growth of a $10,000 Investment

                              (PERFORMANCE GRAPH)

          GRT Value Fund   Russell 2000 Index
          --------------   ------------------
5/1/08         10000              10000
7/31/08         9633               9825
7/31/09         7962               7789
7/31/10         9764               9224

*    THE FUND COMMENCED OPERATIONS ON MAY 1, 2008.

 THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE
                          FUTURE RESULTS OF THE FUND.

THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO
                       NOT REFLECT ANY FEES OR EXPENSES.

 IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE
    WOULD HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN
                                UNMANAGED INDEX.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
     MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                  SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IF THE ADVISER HAD NOT
    LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURN WOULD HAVE BEEN LOWER.

               SEE DEFINITION OF THE COMPARATIVE INDEX ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

SECTOR WEIGHTINGS (UNAUDITED)+:

                                  (BAR CHART)

Industrials              19.2%
Information Technology   18.0%
Health Care              13.9%
Financials               13.8%
Energy                    9.2%
Materials                 7.6%
Short-Term Investment     6.8%
Consumer Discretionary    5.5%
Consumer Staples          3.9%
Exchange Traded Fund      2.0%
Utilities                 0.1%

+    PERCENTAGES ARE BASED ON TOTAL INVESTMENTS.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 90.5%

                                                         SHARES         VALUE
                                                      -----------   ------------
CONSUMER DISCRETIONARY -- 5.6%
      Arbitron ....................................        10,370   $    299,693
      Career Education* ...........................         5,870        143,404
      Carter's* ...................................         4,230        102,535
      Corinthian Colleges* ........................        58,440        531,804
      Footstar ....................................        60,263         20,791
      Group 1 Automotive* .........................        12,030        333,472
      Kenneth Cole Productions, Cl A* .............        14,380        193,124
      McGraw-Hill .................................        14,390        441,629
      Motorcar Parts of America* ..................        23,585        157,548
      Palm Harbor Homes* ..........................        41,325         92,981
      Papa John's International* ..................        18,330        464,299
      PetSmart ....................................         4,790        148,729
      Wet Seal, Cl A* .............................        33,330        112,655
                                                                    ------------
                                                                       3,042,664
                                                                    ------------
CONSUMER STAPLES -- 3.9%
      Alliance One International* .................        39,783        149,982
      Constellation Brands, Cl A* .................         5,080         86,665
      CVS/Caremark ................................        16,100        494,109
      Darling International* ......................        22,440        183,110
      Lance .......................................         7,620        161,011
      NBTY* .......................................        15,170        817,511
      Universal ...................................         5,080        225,298
                                                                    ------------
                                                                       2,117,686
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

COMMON STOCK -- CONTINUED

                                                         SHARES         VALUE
                                                      -----------   ------------
ENERGY -- 8.8%
      Allis-Chalmers Energy* ......................           990   $      2,584
      Atlas Pipeline Partners .....................        81,500      1,470,260
      CARBO Ceramics ..............................         1,700        136,340
      Crude Carriers* .............................         6,700        117,116
      Dril-Quip* ..................................           420         21,958
      Massey Energy ...............................         9,850        301,213
      Noble .......................................         6,090        197,925
      Seahawk Drilling* ...........................       139,807      1,388,283
      StealthGas* .................................       153,344        706,916
      Union Drilling* .............................        75,619        448,421
                                                                    ------------
                                                                       4,791,016
                                                                    ------------
FINANCIALS -- 13.9%
      American Physicians Capital .................         5,492        224,897
      Berkshire Hathaway, Cl B* ...................        15,258      1,191,955
      Cypress Sharpridge Investments REIT .........         8,470        111,804
      Ezcorp, Cl A* ...............................        23,634        470,317
      Federated Investors, Cl B ...................        34,271        727,231
      Fidelity National Financial, Cl A ...........        27,990        413,412
      First American Financial ....................        23,160        341,610
      Hudson City Bancorp .........................        11,190        138,980
      Maiden Holdings .............................        52,390        359,396
      MFA Financial REIT ..........................        77,940        572,080
      New York Community Bancorp ..................        35,940        620,324
      Ocwen Financial* ............................        14,740        155,654
      Oriental Financial Group ....................        44,500        630,120
      Piper Jaffray* ..............................        14,410        449,448
      Raymond James Financial .....................         4,787        127,717
      Safeguard Scientifics* ......................        81,303      1,030,109
                                                                    ------------
                                                                       7,565,054
                                                                    ------------
HEALTH CARE -- 13.7%
      Adolor* .....................................        76,393         84,796
      Allied Healthcare Products* .................        13,751         45,653
      Animal Health International* ................       212,621        529,426
      Arthrocare* .................................         5,070        135,775
      BioScrip* ...................................         5,590         23,758
      Centene* ....................................        20,160        429,610
      Charles River Laboratories International* ...         3,710        115,307
      Cornerstone Therapeutics* ...................        29,374        163,613
      DaVita* .....................................         6,350        363,982

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

COMMON STOCK -- CONTINUED

                                                         SHARES         VALUE
                                                      -----------   ------------
HEALTH CARE -- CONTINUED
      Elan ADR* ...................................        24,940   $    118,964
      Harvard Bioscience* .........................        20,522         74,084
      ISTA Pharmaceuticals* .......................        35,937         99,905
      LHC Group* ..................................        19,450        447,156
      Merit Medical Systems* ......................        20,638        349,195
      Natus Medical* ..............................        21,487        315,429
      Palomar Medical Technologies* ...............        25,740        287,258
      PSS World Medical* ..........................        15,464        291,032
      Psychiatric Solutions* ......................           500         16,570
      Questcor Pharmaceuticals* ...................        68,540        771,075
      Rochester Medical* ..........................        51,727        500,717
      Santarus* ...................................        63,794        158,847
      Skilled Healthcare Group, Cl A* .............        42,299        112,515
      Thermo Fisher Scientific* ...................         5,080        227,889
      Trinity Biotech ADR* ........................       102,366        644,906
      UnitedHealth Group ..........................         3,390        103,226
      VCA Antech* .................................         4,160         86,694
      Warner Chilcott, Cl A* ......................        24,390        624,384
      Waters* .....................................         1,130         72,501
      Zimmer Holdings* ............................         4,920        260,711
                                                                    ------------
                                                                       7,454,978
                                                                    ------------
INDUSTRIALS -- 18.7%
      Actuant, Cl A ...............................        20,060        413,637
      AerCap Holdings* ............................         8,380        109,108
      Allied Defense Group* .......................        79,675        266,911
      American Railcar Industries .................        16,720        228,228
      American Reprographics* .....................        73,910        657,799
      ATS Automation Tooling Systems* .............        37,677        244,730
      Blount International* .......................       124,076      1,321,409
      Bucyrus International, Cl A .................         5,540        344,699
      C&D Technologies* ...........................        39,770         34,202
      Ceradyne* ...................................        12,460        289,695
      CIRCOR International ........................         7,640        238,979
      Colfax* .....................................        26,535        343,628
      Corporate Executive Board ...................         6,380        179,725
      Douglas Dynamics* ...........................         8,462        100,275
      Dycom Industries* ...........................        27,361        247,617
      Esterline Technologies* .....................         7,540        387,028
      Flow International* .........................        21,390         58,181
      GEA Group ...................................         6,780        153,408

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

COMMON STOCK -- CONTINUED

                                                         SHARES         VALUE
                                                      -----------   ------------
INDUSTRIALS -- CONTINUED
      Goodrich ....................................         5,930   $    432,119
      GrafTech International* .....................        21,472        336,681
      Huron Consulting Group* .....................        19,350        397,256
      Innerworkings* ..............................        15,996        110,692
      Interface, Cl A .............................        67,990        845,116
      KHD Humboldt Wedag International ............         4,699         29,849
      KHD Humboldt Wedag International U.S.* ......         4,170         25,021
      Knoll .......................................         5,080         71,272
      LECG* .......................................       144,001        308,162
      Lockheed Martin .............................           300         22,545
      Manitowoc ...................................         7,550         78,218
      Mine Safety Appliances ......................         8,880        222,444
      Orbital Sciences* ...........................        19,580        286,651
      Quanex Building Products ....................         5,920        104,133
      Rockwell Collins ............................         7,630        436,131
      Spirit Aerosystems Holdings, Cl A* ..........         6,900        140,415
      Systaic* ....................................         8,486          5,473
      Titan International .........................        31,289        343,553
      Ultralife* ..................................        82,063        377,490
                                                                    ------------
                                                                      10,192,480
                                                                    ------------
INFORMATION TECHNOLOGY -- 18.1%
      Advanced Analogic Technologies* .............       232,950        743,110
      AOL* ........................................           700         14,644
      ATMI* .......................................         1,670         24,783
      Brooks Automation* ..........................       142,721      1,088,961
      CoreLogic ...................................        23,160        463,895
      Cree* .......................................         1,000         70,840
      eBay* .......................................         4,640         97,022
      EchoStar, Cl A* .............................        13,960        266,636
      EMS Technologies* ...........................         4,430         73,715
      Fair Isaac ..................................        11,010        262,589
      Fidelity National Information Services ......        22,005        630,883
      FLIR Systems* ...............................         5,690        169,334
      FSI International* ..........................         8,490         30,055
      Global Cash Access Holdings* ................        18,640         76,610
      GTSI* .......................................        59,793        321,686
      Harris ......................................         4,240        188,808
      Integrated Device Technology* ...............        63,570        369,342
      Intevac* ....................................        77,663        854,293
      Logitech International* .....................         7,030        110,652

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

COMMON STOCK -- CONCLUDED

                                                         SHARES         VALUE
                                                      -----------   ------------
INFORMATION TECHNOLOGY -- CONTINUED
      Mantech International, Cl A* ................         5,920   $    234,728
      Maxim Integrated Products ...................         5,050         88,526
      Measurement Specialties* ....................        25,761        430,209
      Monotype Imaging Holdings* ..................             7             58
      OPTi ........................................       101,500        295,365
      PC Mall* ....................................        71,233        301,316
      Polycom* ....................................         5,090        151,071
      Quantum* ....................................        59,290         94,864
      SAIC* .......................................        25,100        417,413
      Seagate Technology* .........................         6,474         81,249
      TechTarget* .................................        67,549        391,109
      Ultra Clean Holdings* .......................        88,055        953,636
      Ultratech* ..................................         5,000         90,350
      Virage Logic* ...............................         7,009         83,757
      Western Union ...............................        25,400        412,242
                                                                    ------------
                                                                       9,883,751
                                                                    ------------
MATERIALS -- 7.7%
      Agrium ......................................         1,580         99,540
      Alamos Gold .................................        13,210        198,150
      Brush Engineered Materials* .................         2,410         57,479
      FMC .........................................         6,180        386,188
      Huntsman ....................................        27,950        292,637
      Lihir Gold ADR ..............................         8,110        300,394
      Methanex ....................................        26,230        588,339
      Olin ........................................        16,950        344,085
      Omnova Solutions* ...........................        33,201        258,968
      Q2 Gold Resources (A)* ......................        15,766            --
      Reliance Steel & Aluminum ...................         3,030        119,018
      Schnitzer Steel Industries, Cl A ............           850         38,947
      SEMAFO* .....................................        37,405        257,503
      Solutia* ....................................        70,303        991,975
      Terra Nova Royalty* .........................        22,551        194,390
      Yamana Gold .................................         6,062         57,104
                                                                    ------------
                                                                       4,184,717
                                                                    ------------
UTILITIES -- 0.1%
      Mirant* .....................................         5,925         64,997
                                                                    ------------
   TOTAL COMMON STOCK
      (Cost $47,034,893) ..........................                   49,297,343
                                                                    ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

                                                      SHARES/FACE
                                                         AMOUNT         VALUE
                                                      -----------   ------------
EXCHANGE TRADED FUNDS -- 2.0%
   BlackRock Floating Rate Income Strategies
      Fund ........................................        15,056   $    231,712
   Eaton Vance Senior Floating-Rate Trust .........        24,530        382,668
   iShares Russell 2000 Index Fund ................         6,000        390,360
   SunAmerica Focused Alpha Growth Fund ...........         6,393         90,717
                                                                    ------------
   TOTAL EXCHANGE-TRADED FUNDS
      (Cost $1,083,579) ...........................                    1,095,457
                                                                    ------------
CONVERTIBLE BONDS -- 0.9%
   C&D Technologies 5.250%, 11/01/25 ..............   $   500,000        351,250
   KV Pharmaceutical 2.500%, 05/16/33 .............       345,000        139,294
                                                                    ------------
   TOTAL CONVERTIBLE BONDS
      (Cost $548,670) .............................                      490,544
                                                                    ------------
CORPORATE OBLIGATION -- 0.6%
   Allis-Chalmers Energy 8.500%, 03/01/17
      (Cost $309,836) .............................       350,000        301,875
                                                                    ------------
PREFERRED STOCK -- 0.0%
INDUSTRIALS -- 0.0%
   Northwest Airlines Escrow (A)*
      (Cost $--) ..................................        12,260             --
                                                                    ------------
SHORT-TERM INVESTMENT -- 6.8%
   Fidelity Institutional Money Market Funds --
      Money Market Portfolio, Cl I, 0.280% (B)
      (Cost $3,706,554) ...........................     3,706,554      3,706,554
                                                                    ------------
   TOTAL INVESTMENTS -- 100.8%
      (Cost $52,683,532) ..........................                 $ 54,891,773
                                                                    ============

PERCENTAGES ARE BASED ON NET ASSETS OF $54,482,321.

*    NON-INCOME PRODUCING SECURITY.

(A) SECURITY IS FAIR VALUED USING METHODS DETERMINED IN GOOD FAITH BY THE FAIR VALUE COMMITTEE OF THE BOARD OF TRUSTEES. THE TOTAL VALUE OF SUCH SECURITIES AT JULY 31, 2010 WAS $0 AND REPRESENTED 0.0% OF NET ASSETS.

(B)  THE RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF JULY 31, 2010.

ADR -- AMERICAN DEPOSITARY RECEIPT

CL -- CLASS

REIT -- REAL ESTATE INVESTMENT TRUST

AMOUNTS DESIGNATED AS "--" ARE $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

The following is a summary of the inputs used as of July 31, 2010 in valuing the Fund's investments carried at value:

INVESTMENTS IN SECURITIES           LEVEL 1      LEVEL 2   LEVEL 3      TOTAL
-------------------------         -----------   --------   -------   -----------
Common Stock                      $49,297,343   $     --     $--     $49,297,343
Exchange Traded Funds               1,095,457         --      --       1,095,457
Convertible Bonds                          --    490,544      --         490,544
Corporate Obligation                       --    301,875      --         301,875
Preferred Stock                            --         --      --              --
Short-Term Investment               3,706,554         --      --       3,706,554
                                  -----------   --------     ---     -----------
Total Investments in Securities   $54,099,354   $792,419     $--     $54,891,773
                                  ===========   ========     ===     ===========

During the year ended July 31, 2010, there were no significant transfers between Level 1 and Level 2.

See Note 2 for further details of valuation leveling considerations.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

STATEMENT OF ASSETS AND LIABILITIES

ASSETS:
   Investments, at Value (Cost $52,683,532) ......................   $54,891,773
   Receivable for Investment Securities Sold .....................       379,528
   Dividends Receivable ..........................................       104,680
   Prepaid Expenses ..............................................        10,824
   Receivable for Capital Shares Sold ............................         6,125
                                                                     -----------
      TOTAL ASSETS ...............................................    55,392,930
                                                                     -----------
LIABILITIES:
   Payable for Investment Securities Purchased ...................       798,867
   Payable due to Investment Adviser .............................        19,374
   Payable due to Distributor ....................................        10,312
   Payable due to Administrator ..................................         8,493
   Chief Compliance Officer Fees Payable .........................         3,390
   Payable for Capital Shares Redeemed ...........................         1,755
   Payable due to Trustees .......................................         1,675
   Other Accrued Expenses ........................................        66,743
                                                                     -----------
      TOTAL LIABILITIES ..........................................       910,609
                                                                     -----------
NET ASSETS .......................................................   $54,482,321
                                                                     ===========
NET ASSETS CONSIST OF:
Paid-in-Capital ..................................................   $53,182,954
   Undistributed Net Investment Income ...........................        57,466
   Accumulated Net Realized Loss on Investments ..................      (966,479)
   Net Unrealized Appreciation on Investments ....................     2,208,241
   Net Unrealized Appreciation on Foreign Currency Transactions ..           139
                                                                     -----------
NET ASSETS .......................................................   $54,482,321
                                                                     ===========
   Net Asset Value, Offering Price Per Share --
      (unlimited authorization -- no par value)
      Advisor Class Shares ($54,482,321 / 5,596,932) .............   $      9.73
                                                                     ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                            GRT VALUE FUND
                                                              FOR THE YEAR ENDED
                                                              JULY 31, 2010

STATEMENT OF OPERATIONS

INVESTMENT INCOME
Dividend Income ......................................................   $  305,588
Interest Income ......................................................       48,822
Less: Foreign Taxes Withheld .........................................       (3,695)
                                                                         ----------
   TOTAL INVESTMENT INCOME ...........................................      350,715
                                                                         ----------
EXPENSES .............................................................           --
Investment Advisory Fees .............................................      217,504
Administration Fees ..................................................      100,000
Distribution Fees ....................................................       57,238
Chief Compliance Officer Fees ........................................        8,735
Trustees' Fees .......................................................        7,801
Transfer Agent Fees ..................................................       52,446
Legal Fees ...........................................................       42,517
Registration Fees ....................................................       22,488
Printing Fees ........................................................       21,531
Audit Fees ...........................................................       19,747
Custodian Fees .......................................................        5,749
Insurance and Other Expenses .........................................       13,142
                                                                         ----------
   TOTAL EXPENSES ....................................................      568,898
Less: Waiver of Investment Advisory Fees .............................     (217,504)
      Reimbursement from Investment Adviser ..........................      (53,747)
      Fees Paid Indirectly ...........................................           (5)
                                                                         ----------
   NET EXPENSES ......................................................      297,642
                                                                         ----------
NET INVESTMENT INCOME ................................................       53,073
                                                                         ----------
NET REALIZED LOSS ON INVESTMENTS .....................................     (363,162)
NET REALIZED LOSS ON FOREIGN CURRENCY TRANSACTIONS ...................       (1,189)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS ..    1,997,824
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON FOREIGN
   CURRENCY TRANSACTIONS .............................................          116
                                                                         ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS ......................    1,633,589
                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................   $1,686,662
                                                                         ==========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                               YEAR           YEAR
                                                              ENDED           ENDED
                                                             JULY 31,        JULY 31,
                                                               2010           2009
                                                           -----------     ----------
OPERATIONS:
   Net Investment Income ...............................   $    53,073     $    1,951
   Net Realized Loss on Investments and Foreign Currency
      Transactions .....................................      (364,351)      (589,114)
   Net Change in Unrealized Appreciation on Investments
      and Foreign Currency Transactions ................     1,997,940        288,127
                                                           -----------     ----------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ..................................     1,686,662       (299,036)
                                                           -----------     ----------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ...............................        (1,911)        (1,572)
                                                           -----------     ----------
CAPITAL SHARE TRANSACTIONS:
   Issued ..............................................    53,688,028(1)     248,300
   Reinvestment of Distributions .......................         1,771          1,418
   Redemption Fees .....................................         4,423             --
   Redeemed ............................................    (2,571,937)        (5,364)
                                                           -----------     ----------
   NET INCREASE FROM CAPITAL SHARE TRANSACTIONS ........    51,122,285        244,354
                                                           -----------     ----------
     TOTAL INCREASE (DECREASE) IN NET ASSETS ...........    52,807,036        (56,254)
                                                           -----------     ----------
NET ASSETS:
   Beginning of Period .................................     1,675,285      1,731,539
                                                           -----------     ----------
   End of Period (including undistributed net investment
      income of $57,466 and $1,032, respectively) ......   $54,482,321     $1,675,285
                                                           ===========     ==========
SHARE TRANSACTIONS:
   Issued ..............................................     5,660,088(1)      31,519
   Reinvestment of Distributions .......................           196            236
   Redeemed ............................................      (274,454)          (696)
                                                           -----------     ----------
   NET INCREASE IN SHARES OUTSTANDING FROM SHARE
      TRANSACTIONS .....................................     5,385,830         31,059
                                                           ===========     ==========

(1) INCLUDES SUBSCRIPTIONS AS A RESULT OF AN IN-KIND TRANSFER OF SECURITIES (SEE NOTE 8).

AMOUNT DESIGNATED AS "--" IS $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                  YEAR        YEAR      PERIOD
                                                  ENDED       ENDED     ENDED
                                                JULY 31,    JULY 31,   JULY 31,
                                                  2010        2009       2008*
                                                --------    --------   --------
Net Asset Value,
   Beginning of Period ......................   $  7.94     $  9.62    $10.00
                                                -------     -------    ------
Income from Investment Operations:
   Net Investment Income(1) .................      0.02        0.01      0.01
   Net Realized and Unrealized Gain (Loss) on
      Investments and Foreign Currency
      Transactions ..........................      1.78       (1.68)    (0.38)
                                                -------     -------    ------
Total from Investment Operations ............      1.80       (1.67)    (0.37)
                                                -------     -------    ------
Redemption Fees .............................        --++        --        --
                                                -------     -------    ------
Dividends and Distributions from:
   Net Investment Income ....................     (0.01)      (0.01)    (0.01)
                                                -------     -------    ------
   Net Asset Value, End of Period ...........   $  9.73     $  7.94    $ 9.62
                                                =======     =======    ======
TOTAL RETURN+ ...............................     22.64%     (17.35)%   (3.67)%
                                                =======     =======    ======
RATIOS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (Thousands) ....   $54,482     $ 1,675    $1,732

Ratio of Expenses to Average Net Assets
   (including waivers and reimbursements) ...      1.30%       1.30%     1.30%**
Ratio of Expenses to Average Net Asset
   (excluding waivers and reimbursements) ...      2.48%**    22.95%    28.03%**
Ratio of Net Investment Income to Average Net
   Assets ...................................      0.23%       0.14%     0.46%**
Portfolio Turnover Rate .....................        36%         95%        4%***

+ TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. THE RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

++   AMOUNT SHOWN REPRESENTS LESS THAN $0.01.

*    COMMENCED OPERATIONS ON MAY 1, 2008.

**   ANNUALIZED

***  NOT ANNUALIZED

(1) PER SHARE DATA CALCULATED USING AVERAGE SHARES METHOD. AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND II (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 28 funds. The financial statements herein are those of the GRT Value Fund, a diversified fund (the "Fund"). The financial statements of the remaining funds are presented separately. The investment objective of the Fund is capital appreciation. The Fund invests primarily in publicly traded equity securities of companies that are believed to be selling at a market price below their true value and offer the potential to increase in value. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

     independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Trust's Board of Trustees (the "Board"). The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of July 31, 2010, there were two securities valued in accordance with the Trust's Fair Value procedures. The combined value of these two securities was $0.

     In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
     1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity). Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For details of investment classifications, reference the schedule of investments.

     For the year ended July 31, 2010, there have been no significant changes to the Trust's fair value methodology.

     FEDERAL INCOME TAXES -- It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identifications. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

     unrealized gains and losses resulting from changes in foreign exchange rate from fluctuations arising from changes in the market prices of securities. These gains and losses are included in the net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Expenses that cannot be directly attributed to a fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid at least annually by the Fund. Any net realized capital gains are distributed to shareholders at least annually.

     REDEMPTION FEES -- The Fund retains a redemption fee of 2% on redemption of capital shares held less than fourteen days. For the year ended July 31, 2010, the Fund retained $4,423 in redemption fees.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the
"Distributor"). Such officers and the trustee are paid no fees by the Trust for serving as officers and trustee of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's advisers and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

4. ADMINISTRATION, DISTRIBUTION, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Fund at an annual rate of:

     0.12% on the first $250 million of the Fund's average daily net assets; 0.10% on the next $250 million of the Fund's average daily net assets; and 0.08% on the Fund's average daily net assets over $500 million.

The Fund is subject to a minimum annual administration fee of $100,000 per year for the first fund and $90,000 per year per additional fund for two or more funds. There is also a minimum annual administration fee of $15,000 per additional class.

The Trust and Distributor are parties to a Distribution Agreement dated May 31, 2000, as amended and restated on November 16, 2004. The Trust has adopted a distribution plan (the "Plan") that allows the Trust to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan provides for payment of fees to the Distributor at an annual rate of 0.25% of the Fund's average daily net assets.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust. The Fund may earn cash management credits which can be used to offset transfer agent expenses. During the year ended July 31, 2010, the Fund earned $5 of cash management credits. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

Union Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement, GRT Capital Partners, L.L.C. (the "Adviser"), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 0.95% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 1.30% of the Fund's average daily net assets. The adviser may discontinue the expense limitation at any time. In addition, if at any point during the first three years of Fund operations expenses from exceeding 1.30% of the Fund's average daily net assets. The

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

Adviser may discontinue the expense limitation at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.30% to recapture any of its prior waivers or reimbursements made. As of July 31, 2010, the amount the Adviser may seek reimbursement of previously waived fees and reimbursed expenses for the Fund was $667,923.

6. INVESTMENT TRANSACTIONS:

The cost of security purchases and the proceeds from security sales, other than long-term U.S. Government and short-term investments were $56,351,911 and $8,208,157, respectively, for the year ended July 31, 2010. There were no purchases or sales of long-term U.S. Government securities.

7. FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences that are primarily attributable to investments in REITs and foreign currency transactions have been reclassified to (from) the following accounts:

                     ACCUMULATED
UNDISTRIBUTED NET   NET REALIZED
INVESTMENT INCOME    GAIN/(LOSS)
-----------------   ------------
      $5,272          $(5,272)

The tax character of dividends and distributions declared during the last two fiscal years was as follows:

       ORDINARY     LONG-TERM
        INCOME    CAPITAL GAIN    TOTAL
       --------   ------------   ------
2010    $1,911         $--       $1,911
2009     1,572          --        1,572

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

As of July 31, 2010, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income            $   70,724
Capital Loss Carryforwards                 (595,161)
Post-October Capital Losses                (313,608)
Post-October Currency Losses                 (1,129)
Unrealized Appreciation/(Depreciation)    2,138,541
                                         ----------
Total Distributable Earnings             $1,299,367
                                         ==========

Post-October losses represent losses realized on investment transactions from November 1, 2009 through July 31, 2010, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains were as follows:

 EXPIRES     AMOUNT
---------   --------
July 2018   $579,932
July 2017     15,229

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at July 31, 2010 were as follows:

              AGGREGATE GROSS     AGGREGATE
  FEDERAL        UNREALIZED      UNREALIZED    NET UNREALIZED
  TAX COST      APPRECIATION    DEPRECIATION    APPRECIATION
-----------   ---------------   ------------   --------------
$52,753,371      $4,827,981     $(2,689,579)     $2,138,402

8. IN-KIND TRANSFER OF SECURITIES:

During the year ended July 31, 2010, the Fund issued shares of beneficial inter-est in exchange for securities. These securities were transferred at their current value on the date of the transaction.

  TRANSACTION
      DATE         SHARES ISSUED      VALUE
----------------   -------------   -----------
January 27, 2010     2,829,668     $25,976,354

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

9. OTHER:

At July 31, 2010, 74% of total shares outstanding were held by three record shareholders owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss is remote.

10. SUBSEQUENT EVENTS:

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
GRT Value Fund of The Advisors' Inner Circle Fund II

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the GRT Value Fund (one of the series constituting The Advisors' Inner Circle Fund II (the "Trust")), as of July 31, 2010, and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two year period then ended, and financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the GRT Value Fund of The Advisors' Inner Circle Fund II at July 31, 2010, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in period then ended and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.


Philadelphia, Pennsylvania                                   (ERNST & YOUNG LLP)
September 27, 2010

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

Set forth below are the names, ages, positions with the Trust, lengths of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested" persons of the Trust as that term is defined in the 1940 Act by virtue of

                                            TERM OF
                          POSITION(S)     OFFICE AND
   NAME, ADDRESS(1),       HELD WITH       LENGTH OF
     DATE OF BIRTH         THE TRUST    TIME SERVED(2)
----------------------   ------------   --------------
INTERESTED
BOARD MEMBERS

ROBERT A. NESHER           Chairman     (Since 1991)
8/17/46                  of the Board
                         of Trustees

WILLIAM M. DORAN            Trustee     (Since 1992)
1701 Market Street
Philadelphia, PA 19103
5/26/40

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

their affiliation with the Trust's Distributor. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-877-GRT-4GRT. The following chart lists Trustees and Officers as of July 31, 2010.

                                                      NUMBER OF
                                                      FUNDS IN
                                                    THE ADVISORS'
                                                INNER CIRCLE FUND II
           PRINCIPAL OCCUPATION(S)                OVERSEEN BY BOARD                OTHER DIRECTORSHIPS
             DURING PAST 5 YEARS                       MEMBER                    HELD BY BOARD MEMBER(3)
---------------------------------------------   --------------------   ------------------------------------------
Currently performs various services on behalf            28            Trustee of The Advisors' Inner Circle
of SEI Investments for which Mr. Nesher                                Fund, Bishop Street Funds, SEI Asset
is compensated.                                                        Allocation Trust, SEI Daily Income Trust,
                                                                       SEI Institutional International Trust,
                                                                       SEI Institutional Investments Trust, SEI
                                                                       Institutional Managed Trust, SEI Liquid
                                                                       Asset Trust, SEI Tax Exempt Trust, and
                                                                       SEI Alpha Strategy Portfolios, L.P.,
                                                                       Director of SEI Global Master Fund, plc,
                                                                       SEI Global Assets Fund, plc, SEI Global
                                                                       Investments Fund, plc, SEI Investments
                                                                       Global, Limited, SEI Investments --
                                                                       Global Fund Services, Limited, SEI
                                                                       Investments (Europe), Limited, SEI
                                                                       Investments -- Unit Trust Management
                                                                       (UK), Limited, SEI Global Nominee
                                                                       Ltd., SEI Opportunity Fund, L.P., SEI
                                                                       Structured Credit Fund, L.P., SEI Multi-
                                                                       Strategy Funds plc and SEI Islamic
                                                                       Investments Fund plc.

Self-employed Consultant since 2003. Partner,            28            Trustee of The Advisors' Inner Circle
Morgan, Lewis & Bockius LLP (law firm)                                 Fund, Bishop Street Funds, SEI Asset
from 1976-2003, counsel to the Trust, SEI,                             Allocation Trust, SEI Daily Income Trust,
SIMC, the Administrator and the Distributor.                           SEI Institutional International Trust, SEI
Director of SEI Investments since 1974;                                Institutional Investments Trust, SEI
Secretary of SEI Investments since 1978.                               Institutional Managed Trust, SEI Liquid
                                                                       Asset Trust, SEI Tax Exempt Trust, and SEI
                                                                       Alpha Strategy Portfolios, L.P., Director
                                                                       of SEI since 1974. Director of the
                                                                       Distributor since 2003. Director of SEI
                                                                       Investments -- Global Fund Services,
                                                                       Limited, SEI Investments Global, Limited,
                                                                       SEI Investments (Europe), Limited, SEI
                                                                       Investments (Asia), Limited and SEI Asset
                                                                       Korea Co., Ltd., SEI Global Nominee
                                                                       Limited and SEI Investments -- Unit Trust
                                                                       Management (UK) Limited.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

                                            TERM OF
                          POSITION(S)     OFFICE AND
   NAME, ADDRESS(1),       HELD WITH       LENGTH OF
     DATE OF BIRTH         THE TRUST    TIME SERVED(2)
-----------------------   -----------   --------------
INDEPENDENT
BOARD MEMBERS

JAMES M. STOREY             Trustee      (Since 1994)
4/12/31

GEORGE J. SULLIVAN, JR.     Trustee      (Since 1999)
11/13/42

BETTY L. KRIKORIAN          Trustee      (Since 2005)
1/23/43

CHARLES E. CARLBOM          Trustee      (Since 2005)
8/20/34

(1) Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

                                                         NUMBER OF
                                                         FUNDS IN
                                                       THE ADVISORS'
                                                    INNER CIRCLE FUND II
             PRINCIPAL OCCUPATION(S)                  OVERSEEN BY BOARD               OTHER DIRECTORSHIPS
               DURING PAST 5 YEARS                         MEMBER                   HELD BY BOARD MEMBER(3)
-------------------------------------------------   --------------------   -----------------------------------------
Attorney, solo Practitioner since 1994.                      28            Trustee of The Advisors' Inner Circle
Partner, Dechert, Price & Rhoads, (law firm)                               Fund, Bishop Street Funds, and U.S.
September 1987-December 1993.                                              Charitable Gift Trust, SEI Asset
                                                                           Allocation Trust, SEI Daily Income Trust,
                                                                           SEI Institutional International Trust,
                                                                           SEI Institutional Investments Trust, SEI
                                                                           Institutional Managed Trust, SEI Liquid
                                                                           Asset Trust, SEI Tax Exempt Trust, and
                                                                           SEI Alpha Strategy Portfolios, L.P.

Self-Employed Consultant, Newfound                           28            Trustee of The Advisors' Inner Circle
Consultants, Inc. since April 1997.                                        Fund, Bishop Street Funds, State Street
                                                                           Navigator Securities Lending Trust, SEI
                                                                           Asset Allocation Trust, SEI Daily Income
                                                                           Trust, SEI Institutional International
                                                                           Trust, SEI Institutional Investments
                                                                           Trust, SEI Institutional Managed Trust,
                                                                           SEI Liquid Asset Trust, SEI Tax Exempt
                                                                           Trust, and SEI Alpha Strategy Portfolios,
                                                                           L.P., Director of SEI Opportunity Fund,
                                                                           L.P., and SEI Structured Credit Fund,
                                                                           L.P., member of the independent review
                                                                           committee for SEI's Canadian-registered
                                                                           mutual funds.

Vice President Compliance, AARP Financial, Inc.              28            Trustee of The Advisors' Inner Circle
since 2008. Self-Employed Legal and Financial                              Fund and Bishop Street Funds.
Services Consultant since 2003. Counsel to State
Street Bank Global Securities and Cash Operations
from 1995 to 2003.

Self-Employed Business Consultant, Business                  28            Director of Oregon Transfer Co. and
Project Inc. since 1997. CEO and President,                                Trustee of The Advisors' Inner Circle
United Grocers Inc. from 1997 to 2000.                                     Fund, Bishop Street Funds.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

                                                            TERM OF
                                   POSITION(S)            OFFICE AND
    NAME, ADDRESS(1),               HELD WITH              LENGTH OF
      DATE OF BIRTH                 THE TRUST            TIME SERVED(2)
-------------------------   -------------------------   ---------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
MITCHELL A. JOHNSON                  Trustee             (Since 2005)
3/1/42

JOHN K. DARR                         Trustee             (Since 2008)
8/17/44

OFFICERS
PHILIP T. MASTERSON                 President            (Since 2008)
3/12/64

MICHAEL LAWSON              Treasurer, Controller and    (Since 2005)
10/8/60                      Chief Financial Officer

(1) Unless otherwise noted, the business address of each trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

(2) Each trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the Investment Company Act of 1940.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

                                                        NUMBER OF
                                                        FUNDS IN
                                                      THE ADVISORS'
                                                  INNER CIRCLE FUND II
        PRINCIPAL OCCUPATION(S)                     OVERSEEN BY BOARD             OTHER DIRECTORSHIPS
          DURING PAST 5 YEARS                            MEMBER             HELD BY BOARD MEMBER/OFFICER(3)
-----------------------------------------------   --------------------   --------------------------------------
Retired.                                                   28            Director, Federal Agricultural
                                                                         Mortgage Corporation. Trustee of
                                                                         The Advisors' Inner Circle Fund,
                                                                         Bishop Street Funds, SEI Asset
                                                                         Allocation Trust, SEI Daily Income
                                                                         Trust, SEI Institutional International
                                                                         Trust, SEI Institutional Investments
                                                                         Trust, SEI Institutional Management
                                                                         Trust, SEI Liquid Asset Trust, SEI Tax
                                                                         Exempt Trust and SEI Alpha Strategy
                                                                         Portfolios, L.P.

CEO, Office of Finance, FHL Banks                          28            Director of Federal Home Loan
from 1992 to 2007.                                                       Bank of Pittsburgh and Manna, Inc.
                                                                         and Trustee of The Advisors' Inner
                                                                         Circle Fund and Bishop Street Funds.

Managing Director of SEI Investments since                 N/A                             N/A
2006, Vice President and Assistant Secretary of
the Administrator from 2004 to 2006. General
Counsel of Citco Mutual Fund Services from
2003 to 2004. Vice President and Associate
Counsel for the Oppenheimer Funds from
2001 to 2003.

Director, SEI Investments, Fund Accounting                 N/A                             N/A
since July 2005. Manager, SEI Investments
AVP from April 1995 to February 1998 and
November 1998 to July 2005.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE FUND II (UNAUDITED)

                                                       TERM OF
                             POSITION(S)              OFFICE AND
  NAME, ADDRESS(1),           HELD WITH               LENGTH OF
    DATE OF BIRTH             THE TRUST              TIME SERVED
--------------------   -----------------------   -------------------
OFFICERS (CONTINUED)

RUSSELL EMERY              Chief Compliance          (Since 2006)
12/18/62                        Officer

JOSEPH GALLO                Vice President           (Since 2007)
4/29/73                     and Secretary

CAROLYN MEAD                Vice President           (Since 2007)
7/8/57                 and Assistant Secretary

JAMES NDIAYE              Vice President and         (Since 2004)
9/11/68                  Assistant Secretary

TIMOTHY D. BARTO            Vice President           (Since 2000)
3/28/68                and Assistant Secretary

MICHAEL BEATTIE             Vice President           (Since 2008)
3/13/65

ANDREW S. DECKER             AML Officer             (Since 2008)
8/22/63

(1) The business address of each officer is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND
                                                                  JULY 31, 2010

                                                             NUMBER OF
                                                             FUNDS IN
                                                           THE ADVISORS'
                                                       INNER CIRCLE FUND II
               PRINCIPAL OCCUPATION(S)                   OVERSEEN BY BOARD    OTHER DIRECTORSHIPS
                 DURING PAST 5 YEARS                          MEMBER            HELD BY OFFICER
----------------------------------------------------   --------------------   -------------------
Chief Compliance Officer of The Advisors'                       N/A                   N/A
Inner Circle Fund, The Advisors' Inner Circle
Fund II,the Bishop Street Funds, SEI Structured
Credit Fund, LP and SEI Alpha Strategy Portfolios,
LP since June 2007. Chief Compliance Officer of
SEI Opportunity Fund, L.P, SEI Institutional
Managed Trust, SEI Asset Allocation Trust, SEI
Institutional International Trust, SEI Institutional
Investments Trust, SEI Daily Income Trust,
SEI Liquid Asset Trust, and SEI Tax Exempt Trust
Since March 2006. Director of Investment Product
Management and Development, SEI Investments
from February 2003 to March 2006. Senior
Investment Analyst, Equity Team, SEI Investments,
from March 2000 to February 2003.

Corporate Counsel of SEI since 2007; Associate                  N/A                   N/A
Counsel, ICMA Retirement Corporation,
2004-2007; Federal Investigator, U.S.
Department of Labor, 2002-2004; U.S. Securities
and Exchange Commission -- Department of
Investment Management, 2003.

Corporate Counsel of SEI since 2007; Associate,                 N/A                   N/A
Stradley, Ronon, Stevens & Young, 2004-2007;
Counsel ING Variable Annuities, 1999-2002.

Employed by SEI Investments Company since                       N/A                   N/A
2004. Vice President, Deutsche Asset Management
from 2003-2004. Associate, Morgan, Lewis &
Bockius LLP from 2000-2003. Counsel, Assistant
Vice President, ING Variable Annuities Group
from 1999-2000.

General Counsel, Vice President and Assistant                   N/A                   N/A
Secretary of SEI Investments Global Funds
Services since 1999; Associate, Dechert Price &
Rhoads (law firm) from 1997-1999; Associate,
Richter, Miller & Finn (law firm) from
1994-1997.

Director of Client Services at SEI since 2004.                  N/A                   N/A

Compliance Officer and Product Manager,                         N/A                   N/A
SEI, 2005-2008. Vice President, Old Mutual
Capital, 2000-2005. Operations Director,
Prudential Investments, 1998-2000.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONCLUDED)

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                         BEGINNING     ENDING                 EXPENSES
                          ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                           VALUE       VALUE       EXPENSE     DURING
                          02/01/10    07/31/10     RATIOS      PERIOD*
                         ---------   ---------   ----------   --------
ACTUAL FUND RETURN       $1,000.00   $1,077.50      1.30%       $6.70
HYPOTHETICAL 5% RETURN    1,000.00    1,018.35      1.30         6.51

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value or the period, multiplied by 181/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND II                                GRT VALUE FUND

NOTICE TO SHAREHOLDERS (UNAUDITED)

For shareholders who do not have a July 31, 2010 taxable year end, this notice is for informational purposes only. For shareholders with a July 31, 2010 taxable year end, please consult your tax adviser as to the pertinence of this notice. For the fiscal year ended July 31, 2010, the Fund is designating the following items with regard to distributions paid during the period.

                                                QUALIFYING FOR
                                                   CORPORATE
  LONG-TERM        ORDINARY                        DIVIDENDS     QUALIFYING    INTEREST
 CAPITAL GAIN       INCOME          TOTAL          RECEIVED       DIVIDEND      RELATED
DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS    DEDUCTION(1)     INCOME(2)   DIVIDEND(3)
-------------   -------------   -------------   --------------   ----------   -----------
    0.00%          100.00%         100.00%          100.00%        100.00%       6.02%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS).

(2) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "QUALIFYING DIVIDEND INCOME" AS CREATED BY THE JOBS AND GROWTH RELIEF RECONCILIATION ACT OF 2003 AND IS REFLECTED AS A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS (THE TOTAL OF SHORT TERM CAPITAL GAIN AND NET INVESTMENT INCOME DISTRIBUTIONS). IT IS THE INTENTION OF THE FUND TO DESIGNATE THE MAXIMUM AMOUNT PERMITTED BY LAW.

(3) THE PERCENTAGE IN THIS COLUMN REPRESENTS THE AMOUNT OF "INTEREST RELATED DIVIDENDS" AS CREATED BY THE AMERICAN JOBS CREATION ACT OF 2004 AND IS REFLECTED AS A PERCENTAGE OF NET INVESTMENT INCOME DISTRIBUTIONS THAT IS EXEMPT FROM U.S. WITHHOLDING TAX WHEN PAID TO FOREIGN INVESTORS. THIS PROVISION OF THE INTERNAL REVENUE CODE WILL BE EXPIRING FOR YEARS BEGINNING AFTER DECEMBER 31, 2009.

                                     NOTES

                                     NOTES

                                 GRT VALUE FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009

                               INVESTMENT ADVISER:
                          GRT Capital Partners, L.L.C.
                                 50 Milk Street
                                   21st Floor
                                Boston, MA 02109

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                               Ernst & Young, LLP
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the
                                     Fund.

GRT-AR-001-0300

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a code of ethics that applies to the Registrant's Principal Executive Officer, Principal Financial Officer, and any person who performs a similar function.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant's board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are George Sullivan and John Darr, and are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

                                               2010                                                 2009
                        --------------------------------------------------  ---------------------------------------------------
                                           All fees and    All other fees                                       All other fees
                                            services to    and services to                     All fees and     and services to
                          All fees and        service          service       All fees and       services to         service
                         services to the  affiliates that  affiliates that  services to the       service       affiliates that
                         Trust that were     were pre-     did not require  Trust that were   affiliates that   did not require
                          pre-approved       approved       pre-approval     pre-approved    were pre-approved   pre-approval
                        ----------------  ---------------  ---------------  ---------------  -----------------  ---------------
(a) Audit Fees(1)           $314,172           $1,377            N/A            $333,388            N/A               N/A
(b) Audit-Related Fees           N/A              N/A            N/A                 N/A            N/A               N/A
(c) Tax Fees                     N/A              N/A            N/A                 N/A            N/A               N/A
(d) All Other Fees (1)           N/A              N/A            N/A                 N/A            N/A               N/A

Notes:

(1) Audit fees include amounts related to the audit of the Trust's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) Audit Committee's Pre-Approval Policies and Procedures. The Trust's Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the "Policy"), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant's Chief Financial Officer ("CFO") and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:
(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC's rules and whether the provision of such services would impair the auditor's independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

                      2010     2009
                     ------   ------
Audit-Related Fees   100.00%  100.00%
Tax Fees               0.00%    0.00%
All Other Fees         0.00%    0.00%

(f) Not applicable.

(g) The aggregate non-audit fees and services provided to the Trust and billed by E&Y for the last two fiscal years were $0 and $0 for 2010 and 2009, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant's principal accountant to either Registrant's investment adviser or to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant were pre-approved by the audit committee of Registrant's Board of Trustees. Included in the audit committee's pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees during the period covered by this report.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund II


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: October 8, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Philip T. Masterson
                                        ----------------------------------------
                                        Philip T. Masterson
                                        President

Date: October 8, 2010


By (Signature and Title)                /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller and Chief
                                        Financial Officer

Date: October 8, 2010